Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,038,048.15

Principal:
Principal Collections	$17,863,802.29
Prepayments in Full	$12,966,703.35
Liquidation Proceeds	$392,062.69
Recoveries	$42,577.67
Sub Total	$31,265,146.00
Collections	$33,303,194.15

Purchase Amounts:
Purchase Amounts Related to Principal	$235,119.29
Purchase Amounts Related to Interest	$1,084.24
Sub Total	$236,203.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,539,397.68

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,539,397.68
Servicing Fee	$511,075.48	$511,075.48	$0.00	$0.00	$33,028,322.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,028,322.20
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,028,322.20
Interest - Class A-3 Notes	$209,995.97	$209,995.97	$0.00	$0.00	$32,818,326.23
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$32,716,391.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,716,391.23
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$32,659,783.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,659,783.40
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$32,617,629.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,617,629.07
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$32,560,769.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,560,769.74
Regular Principal Payment	$30,197,208.72	$30,197,208.72	$0.00	$0.00	$2,363,561.02
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,363,561.02
Residual Released to Depositor	$0.00	$2,363,561.02	$0.00	$0.00	$0.00
Total		$33,539,397.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,197,208.72
Total					$30,197,208.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,197,208.72	$64.03	$209,995.97	$0.45	$30,407,204.69	$64.48
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$30,197,208.72	$20.14	$467,552.46	$0.31	$30,664,761.18	$20.45

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$376,112,192.50	0.7975237	$345,914,983.78	0.7334923
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$589,242,192.50	0.3928989	$559,044,983.78	0.3727638

Pool Information
Weighted Average APR	4.016%	4.003%
Weighted Average Remaining Term	37.49	36.66
Number of Receivables Outstanding	39,115	38,042
Pool Balance	$613,290,577.41	$581,400,132.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$590,806,555.51	$560,130,990.12
Pool Factor	0.4016313	0.3807469

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$8,721,001.99
Yield Supplement Overcollateralization Amount	$21,269,142.23
Targeted Overcollateralization Amount	$22,355,148.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,355,148.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		111	$432,757.44
(Recoveries)		75	$42,577.67
Net Losses for Current Collection Period			$390,179.77
Cumulative Net Losses Last Collection Period			$5,387,556.94
Cumulative Net Losses for all Collection Periods			$5,777,736.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.76%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.70%	521	$9,860,258.49
61-90 Days Delinquent	0.18%	51	$1,072,303.88
91-120 Days Delinquent	0.05%	13	$279,533.60
Over 120 Days Delinquent	0.12%	29	$691,460.44
Total Delinquent Receivables	2.05%	614	$11,903,556.41

Repossession Inventory:
Repossessed in the Current Collection Period		24	$531,747.17
Total Repossessed Inventory		38	$877,788.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4639%
Preceding Collection Period			0.5400%
Current Collection Period			0.7838%
Three Month Average			0.5959%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1941%
Preceding Collection Period			0.2275%
Current Collection Period			0.2445%
Three Month Average			0.2220%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer